Expense Example - Synera Funds Japan Active+ ETF - Synera Funds Japan Active+ ETF Shares	Jun. 12, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	$ 519